Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	52,396	52,766
Share repurchased and cancelled	(301)	(381)
Issued for share plan	8	11
Authorised and in issue at December, 31	52,103	52,396